Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity (Tables) [Abstract]
Share capital

At December 31, 2017, all issued shares were fully paid. At December 31, 2017, the share capital, after retroactively reflecting the reverse share split, is represented by 262,288,607 common shares, with no par value. Share capital is composed of the following shares:

December 31, 2015 shares outstanding (1)	220,808,044

Capitalization of control party related party payable (2)	13,305,204
Issuance of shares to UOL for transfer of Net+Phone and Boa Compra (3)	28,175,359

December 31, 2016 shares outstanding	262,288,607

December 31, 2017 shares outstanding	262,288,607

Dividends - Pagseguro

PagSeguro Brazil bylaws establish that profit for the year and interest on own capital should be allocated, in full or in part, to the constitution of reserves. Presented below are the dividends distributed by each entity consolidated in these financial statements other than Net+Phone and BIVA which recorded accumulated losses in all periods presented:

	December 31,
PagSeguro Brazil	2017	2016	2015
Net income for the year	478,781	115,727	37,010
Net investment	-	-	(27,209)

Net income	478,781	115,727	9,801

Transfer to legal reserve (5%)	(23,939)	(5,786)	(490)

Adjusted income for the year	454,842	109,941	9,311

Mandatory minimum dividends (1%)	4,548	-	93
Additional dividends proposed (ii)	234,255	-	-

Total dividends distributed	238,803	-	93

Interest on own capital (i)	-	26,059	-

Number of common shares	262,289	262,289	220,808
Dividends per share (in reais)	0.9105	0.0000	0.0004

Interest on own capital	0.0000	0.0994	0.0000

Dividends - Boa Compra

	December 31,
Boa Compra	2017	2016	2015
Net income for the year	5,715	4,858	1,625
Transfer to legal reserve (5%) *	-	-	-

Adjusted income for the year	5,715	4,858	1,625

Mandatory minimum dividends (1%)	-	-	16
Additional dividends proposed	-	-	65

Total dividends distributed	-	-	81

Number of common shares	5,381,317	5,381,317	198,557
Dividends per share (in reais)	0,0000	0,0000	0,4079